Prepaid expenses and other receivables (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Prepaid expenses and other receivables
Prepaid expenses	¥ 43,012	$ 6,565	¥ 38,760
VAT tax receivables	0	0	856
Other receivables	4,776	729	5,169
Total prepaid expenses and other receivables	¥ 47,788	$ 7,294	¥ 44,785